Document and Entity Information	Feb. 01, 2022
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 01, 2022
Entity Registrant Name	Forte Biosciences, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38052
Entity Tax Identification Number	26-1243872
Entity Address, Address Line One	3060 Pegasus Park Dr.
Entity Address, Address Line Two	Building 6
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75247
City Area Code	310
Local Phone Number	618-6994
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	FBRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Flag	false
Entity Central Index Key	0001419041
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	1124 W Carson Street
Entity Address, Address Line Two	MRL Building 3-320
Entity Address, City or Town	Torrance
Entity Address, State or Province	CA